UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06-30-2004
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

                                       New York, New York          8/16/04
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        28
                                               -------------

Form 13F Information Table Value Total:       $640,116
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                           FORM 13F INFORMATION TABLE
      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107     6094   520000   SH        SOLE          520000    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    31928  1400354   SH        SOLE         1400354    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC   COMMON    075811109    27310   447700   SH        SOLE          447700    0        0
-----------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC       COMMON    09062X103    36565   578100   SH        SOLE          578100    0        0
-----------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC     COMMON    101137107    50423  1178100   SH        SOLE         1178100    0        0
 CORP
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    14324  2383372   SH        SOLE         2383372    0        0
-----------------------------------------------------------------------------------------------------------
CYTOGEN INC           COMMON    232824300    27315  1717903   SH        SOLE         1717903    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105    24694  2599400   SH        SOLE         2599400    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ELI LILLY & CO        COMMON    532457108    27055   387000   SH        SOLE          387000    0        0
-----------------------------------------------------------------------------------------------------------
FOREST LABORATORIES   COMMON    345838106    34408   607600   SH        SOLE          607600    0        0
      INC
-----------------------------------------------------------------------------------------------------------
GENESIS HEALTHCARE    COMMON    37184D101     9297   320156   SH        SOLE          320156    0        0
      CORP
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    27175   405603   SH        SOLE          405603    0        0
-----------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION   COMMON    401698105    24816   444100   SH        SOLE          444100    0        0
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    82356  2582500   SH        SOLE         2582500    0        0
-----------------------------------------------------------------------------------------------------------
ILLUMINA INC          COMMON    452327109     1842   290942   SH        SOLE          290942    0        0
-----------------------------------------------------------------------------------------------------------
INCYTE CORP           COMMON    45337C102     8317  1088600   SH        SOLE         1088600    0        0
-----------------------------------------------------------------------------------------------------------
INSPIRE               COMMON    457733103    35446  2120000   SH        SOLE         2120000    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTCIALS  COMMON    45031X204    14782  1414570   SH        SOLE         1414570    0        0
-----------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE    COMMON    494580103    12058   457600   SH        SOLE          457600    0        0
      INC
-----------------------------------------------------------------------------------------------------------
LINCARE HOLDINGS INC  COMMON    532791900      169      940   CALL      SOLE               0    0      940
-----------------------------------------------------------------------------------------------------------
MAGELLAN HEALTH       COMMON    559079207     9326   278800   SH        SOLE          278800    0        0
 SERVICES INC
-----------------------------------------------------------------------------------------------------------
MEMORY                COMMON    58606R403     8190   900000   SH        SOLE          900000    0        0
 PHARMACEUTICALS CORP
-----------------------------------------------------------------------------------------------------------
NUVELO INC            COMMON    67072M103    24703  2567889   SH        SOLE         2567889    0        0
-----------------------------------------------------------------------------------------------------------
PHOTOMEDEX INC        COMMON    719358103     5521  1609706   SH        SOLE         1609706    0        0
-----------------------------------------------------------------------------------------------------------
ST JUDE MED INC       COMMON    790849103    34436   455200   SH        SOLE          455200    0        0
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    25916   326600   SH        SOLE          326600    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------
VICURON               COMMON    926471103    12512   996200   SH        SOLE          996200    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109    23136  1217700   SH        SOLE         1217700    0        0
 INC
-----------------------------------------------------------------------------------------------------------